Subsequent Events: (Details Textual) - USD ($)		1 Months Ended
	Aug. 12, 2016	Aug. 31, 2016	Feb. 24, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.06	$ 0.82
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01
Warrants Issued to Purchase Of Common stock			2,619
Subsequent Event [Member] | SM Capital Management, LLC [Member]
Subsequent Event [Line Items]
Monthly Consulting Fee Installments payable		$ 10,000
Management Fee Payable		$ 120,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted	100,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,000
Management [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period1		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares		599,596
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period1		10 years
Supplemental Unemployment Benefits, Severance Benefits		$ 200,000
Management Fee Payable		$ 50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares		700,055
Chief Executive Officer [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Officers' Compensation		$ 23,333
Chief Executive Officer [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Officers' Compensation		$ 10,000